RISK MANAGEMENT - Impact on ECL for each methodology (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (827,751)	$ (1,282,025)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,085,533	1,209,700
Collective methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(437,294)	(306,602)
Collective methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	343,209	277,296
Collateral methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(149,983)	(150,312)
Collateral methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	137,172	115,074
Individual methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(240,474)	(825,111)
Individual methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 605,152	$ 817,330